Payables and accrued liabilities (Details) $ in Thousands	Jan. 31, 2019 payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Trade accounts payable		$ 1,282	$ 1,222
Accrued research and development costs		26	127
Salaries, employment taxes and benefits		183	390
Financing of insurance premiums		738	0
Other accrued liabilities		737	1,075
Payables and accrued liabilities		$ 2,966	$ 2,814
2019 Insurance
Disclosure of non-adjusting events after reporting period [line items]
Insurance premium, interest rate	6.50%
Insurance premium, number of monthly payments | payment	8